Property and equipment:	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Property and equipment:

5.	Property and equipment:

	Aircraft and engines	Radar and mapping equipment	Furniture and fixtures	Leasehold improvements	Under construction	Total

Balance at December 31, 2022	$430	$782	$4	$-	$171	$1,387

Additions	-	-	-	13	131	144
Depreciation	(51)	(494)	(2)	(2)	-	(549)
Disposal	-	(3)	-	-	-	(3)

Balance at December 31, 2023	$379	$285	$2	$11	$302	$979

Additions	237	616	32	66	1,377	2,328
Depreciation	(82)	(288)	(6)	(20)	-	(396)
Transfer from under construction	829	672	-	-	(1,501)	-

Balance at December 31, 2024	$1,363	$1,285	$28	$57	$178	$2,911

	Aircraft and engines	Radar and mapping equipment	Furniture and fixtures	Leasehold improvements	Under construction	Total

Cost	$10,618	$24,878	$345	$1,081	$302	$37,224

Accumulated depreciation	(10,239)	(24,593)	(343)	(1,070)	-	(36,245)

Balance at December 31, 2023	$379	$285	$2	$11	$302	$979

Cost	$11,684	$26,166	$377	$1,147	$178	$39,552

Accumulated depreciation	(10,321)	(24,881)	(349)	(1,090)	-	(36,641)

Balance at December 31, 2024	$1,363	$1,285	$28	$57	$178	$2,911

During the twelve months ended December 31, 2024, the Company purchased $337 (December 31, 2023 - $Nil) of computer equipment using an equipment financing loan. Also, the Company disposed of fully depreciated assets with an original cost of $Nil (December 31, 2023 - $8,300), a net book value of $Nil (December 31, 2023 - $Nil), recognized a loss of $Nil (December 31, 2023 - $3), and received cash proceeds of $Nil (December 31, 2023 - $Nil).

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2024 and 2023	Page 14